SUBSEQUENT EVENTS (Details Narrative)			1 Months Ended	3 Months Ended	12 Months Ended
	May 10, 2023 shares	May 09, 2023 GBP (£) shares	Apr. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Mar. 31, 2023 $ / shares	Aug. 05, 2022 $ / shares shares	Jun. 30, 2022 $ / shares
Subsequent Event [Line Items]
Stock issued during period shares new issues | $				$ 162,460	$ 21,600,013
Common stock stated value per share | $ / shares						$ 0.01		$ 0.01
Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues				148,155
Stock issued during period shares new issues | $					$ 12,706
Subsequent Event [Member]
Subsequent Event [Line Items]
Payment to shareholders | $			$ 181,750
Common stock registration of shares							500,000
Common stock stated value per share | $ / shares							$ 0.001
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Units	26,464	526,818
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Principal and accrued interest | £		£ 1,360,761
Stock issued during period shares new issues		1,149,273
Stock issued during period shares new issues | £		£ 1,254,270
Stock Issued During Period, Shares, Conversion of Units		3,512,277
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Units	176,462